Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 22, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Feb. 22, 2018
Document Effective Date	Feb. 22, 2018
Prospectus Date	Feb. 22, 2018
Volshares Large Cap ETF | Volshares Large Cap ETF
Prospectus:
Trading Symbol	VSL